UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23086

WP Trust

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

With Copies To:

John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

(Name and address of agent for service)

Registrant's telephone number, including area code: 877.244.6235

Date of fiscal year end: 11.30/2018

Date of reporting period: 2/28/2018

Item 1.	Schedules of Investments (Unaudited)

The Trust’s schedules of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

WP TRUST

WP SMALLER COMPANIES INCOME PLUS FUND

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCK - 5.03%

Healthcare - Services - 4.71%
Catasys, Inc. (a) (b)	61,000	$292,190

Pharmaceuticals - 0.32%
Titan Pharmaceuticals, Inc. (a) (b)	20,000	20,000

TOTAL COMMON STOCK (Cost $351,368)		312,190

EXCHANGE-TRADED FUND - 98.17%

Equity Fund - 98.17%
iShares Russell 2000 ETF (a)	40,500	6,089,175

TOTAL EXCHANGE-TRADED FUND (Cost $4,871,837)		6,089,175

OPTIONS PURCHASED (Cost $10,296) - 0.09% (c)		5,670

SHORT-TERM INVESTMENT - 9.59%
Federated Government Obligations Fund - Institutional Class, 1.24% (d)	594,583	594,583
TOTAL SHORT-TERM INVESTMENT (Cost $594,583)		594,583

TOTAL INVESTMENTS (Cost $5,828,084) – 112.88%		$7,001,618

OPTIONS WRITTEN (Proceeds $660,220) - (11.92%) (e)		(739,290)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.96%)		(59,613)

NET ASSETS - 100%		$6,202,715

(a)	All or a portion of the security is segregated as collateral for options written.
(b)	Non-income producing security.
(c)	Please refer to the Schedule of Purchased Options for details of options purchased.
(d)	Rate shown represents the 7-day effective yield at February 28, 2018, is subject to change and resets daily.
(e)	Please refer to the Schedule of Written Options for details of options written.

The accompanying notes are an integral part of these financial statements.

WP TRUST

WP SMALLER COMPANIES INCOME PLUS FUND

SCHEDULE OF PURCHASED OPTIONS

February 28, 2018 (Unaudited)

OPTIONS PURCHASED - 0.09%

PUT OPTIONS PURCHASED - 0.09%
	Contracts [1]	Notional Amount	Exercise Price	Expiration	Fair Value

CBOE S&P 500 Index	54	$11,070,000	$2,050.00	3/9/2018	$1,080
CBOE S&P 500 Index	54	$10,800,000	$2,000.00	3/23/2018	4,590
TOTAL PUT OPTIONS PURCHASED (Cost $10,296					5,670

TOTAL OPTIONS PURCHASED (Cost $10,296)					$5,670

[1]	Each option contract is equivalent to 100 units of the underlying Index.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST

WP SMALLER COMPANIES INCOME PLUS FUND

SCHEDULE OF WRITTEN OPTIONS

February 28, 2018 (Unaudited)

OPTIONS WRITTEN - (11.92)%

CALL OPTIONS WRITTEN - (4.24)%
	Contracts [1]	Notional Amount	Exercise Price	Expiration	Fair Value

CBOE S&P 500 Index	11	$3,217,500	$2,925.00	12/18/2020	$263,010
TOTAL CALL OPTIONS WRITTEN (Proceeds $339,204)					263,010

PUT OPTIONS WRITTEN - (7.68)%
CBOE S&P 500 Index	54	$13,095,000	$2,425.00	3/15/2019	476,280
TOTAL PUT OPTIONS WRITTEN (Proceeds $321,016)					476,280

TOTAL OPTIONS WRITTEN (Proceeds $660,220)					$739,290

[1]	Each option contract is equivalent to 100 units of the underlying Index.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST

WP INTERNATIONAL COMPANIES INCOME PLUS FUND

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

EXCHANGE-TRADED FUNDS- 107.22%	Shares	Fair Value

Equity Funds - 107.22%
iShares MSCI EAFE ETF (a)	131,500	$9,240,505
WisdomTree Emerging Markets SmallCap Dividend Fund (a)	7,900	421,781
WisdomTree International SmallCap Dividend Fund (a)	5,306	407,872
		10,070,158

TOTAL EXCHANGE-TRADED FUNDS (Cost $8,543,009)		10,070,158

OPTIONS PURCHASED (Cost $17,034) - 0.10% (b)		9,345

SHORT-TERM INVESTMENT - 3.67%
Federated Government Obligations Fund - Institutional Class, 1.24% (c)	344,444	344,444
TOTAL SHORT-TERM INVESTMENT (Cost $344,444)		344,444

TOTAL INVESTMENTS (Cost $8,904,487) – 110.99%		$10,423,947

OPTIONS WRITTEN (Proceeds $1,083,454) - (12.94%) (d)		(1,215,360)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.95%		182,851

NET ASSETS - 100%		$9,391,438

(a)	All or a portion of the security is segregated as collateral for options written.
(b)	Please refer to the Schedule of Purchased Options for details of options purchased.
(c)	Rate shown represents the 7-day effective yield at February 28, 2018, is subject to change and resets daily.
(d)	Please refer to the Schedule of Written Options for details of options written.

The accompanying notes are an integral part of these financial statements.

WP TRUST

WP INTERNATIONAL COMPANIES INCOME PLUS FUND

SCHEDULE OF PURCHASED OPTIONS

February 28, 2018 (Unaudited)

OPTIONS PURCHASED - 0.10%

PUT OPTIONS PURCHASED - 0.10%
	Contracts [1]	Notional Amount	Exercise Price	Expiration	Fair Value

CBOE S&P 500 Index	89	$18,245,000	$2,050.00	3/9/2018	$1,780
CBOE S&P 500 Index	89	$17,800,000	$2,000.00	3/23/2018	7,565
TOTAL PUT OPTIONS PURCHASED (Cost $17,034)					9,345

TOTAL OPTIONS PURCHASED (Cost $17,034)					$9,345

1	Each option contract is equivalent to 100 units of the underlying Index.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST

WP INTERNATIONAL COMPANIES INCOME PLUS FUND

SCHEDULE OF WRITTEN OPTIONS

February 28, 2018 (Unaudited)

OPTIONS WRITTEN - (12.94)%

CALL OPTIONS WRITTEN - (4.58)%
	Contracts [1]	Notional Amount	Exercise Price	Expiration	Fair Value

CBOE S&P 500 Index	18	$5,265,000	$2,925.00	12/18/2020	430,380
TOTAL CALL OPTIONS WRITTEN (Proceeds $555,062)					430,380

PUT OPTIONS WRITTEN - (8.36)%
CBOE S&P 500 Index	89	$21,582,500	$2,425.00	3/15/2019	784,980
TOTAL PUT OPTIONS WRITTEN (Proceeds $528,392)					784,980

TOTAL OPTIONS WRITTEN (Proceeds $1,083,454)					$1,215,360

1	Each option contract is equivalent to 100 units of the underlying Index.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST

WP INCOME PLUS FUND

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

EXCHANGE-TRADED FUND- 109.03%	Shares	Fair Value

Debt Fund - 109.03%
iShares iBoxx $ High Yield Corporate Bond ETF (a)	127,400	$10,979,332
SPDR Bloomberg Barclays High Yield Bond ETF (a)	135,000	4,888,350
		15,867,682

TOTAL EXCHANGE-TRADED FUND (Cost $15,811,289)		15,867,682

CLOSED END FUNDS- 4.72%

Closed End Funds - 4.72%
Alpine Total Dynamic Dividend Fund (a)	66,400	617,520
Virtus Total Return Fund, Inc. (a)	6,243	68,673
		686,193

TOTAL CLOSED END FUNDS (Cost $589,557)		686,193

OPTIONS PURCHASED (Cost $35,901) - 0.13% (b)		19,635

SHORT-TERM INVESTMENT - 0.49%
Federated Government Obligations Fund - Institutional Class, 1.24% (c)	71,360	71,360
TOTAL SHORT-TERM INVESTMENT (Cost $71,360)		71,360

TOTAL INVESTMENTS (Cost $16,508,107) – 114.37%		$16,644,870

OPTIONS WRITTEN (Proceeds $1,856,365) - (14.18%) (d)		(2,064,210)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.19)%		(27,691)

NET ASSETS - 100%		$14,552,969

(a)	All or a portion of the security is segregated as collateral for options written.
(b)	Please refer to the Schedule of Purchased Options for details of options purchased.
(c)	Rate shown represents the 7-day effective yield at February 28, 2018, is subject to change and resets daily.
(d)	Please refer to the Schedule of Written Options for details of options written.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INCOME PLUS FUND
SCHEDULE OF PURCHASED OPTIONS
February 28, 2018 (Unaudited)

OPTIONS PURCHASED - 0.13%

PUT OPTIONS PURCHASED - 0.13%
	Contracts [1]	Notional Amount	Exercise Price	Expiration	Fair Value

CBOE S&P 500 Index	187	$38,335,000	$2,050.00	3/9/2018	$3,740
CBOE S&P 500 Index	187	$37,400,000	$2,000.00	3/23/2018	15,895
TOTAL PUT OPTIONS PURCHASED (Cost $35,901)					19,635

TOTAL OPTIONS PURCHASED (Cost $35,901)					$19,635

[1]	Each option contract is equivalent to 100 units of the underlying Index.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST

WP INCOME PLUS FUND

SCHEDULE OF OPTIONS WRITTEN

February 28, 2018 (Unaudited)

OPTIONS WRITTEN - (14.18)%

CALL OPTIONS WRITTEN - (5.09)%
	Contracts [1]	Notional Amount	Exercise Price	Expiration	Fair Value

CBOE S&P 500 Index	31	$9,067,500	$2,925.00	12/18/2020	$741,210
TOTAL CALL OPTIONS WRITTEN (Proceeds $955,940)					741,210

PUT OPTIONS WRITTEN - (9.09)%
CBOE S&P 500 Index	150	$36,375,000	$2,425.00	3/15/2019	1,323,000
TOTAL PUT OPTIONS WRITTEN (Proceeds $900,425)					1,323,000

TOTAL OPTIONS WRITTEN (Proceeds $1,856,365)					$2,064,210

[1]	Each option contract is equivalent to 100 units of the underlying Index.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP Trust

WP Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS

February 28, 2018 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the WP Family of Funds (the “Funds”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, closed-end funds (“CEFs”) and exchange-traded funds (“ETFs”) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and they are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

WP Trust

WP Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS

February 28, 2018 (Unaudited)

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within Level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within Level 2 of the fair value hierarchy.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities.

The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of

February 28, 2018.

WP Smaller Companies Income Plus Fund
Financial Instruments – Assets		Level 2
	Level 1	(Other Significant
Security Classification (1)	(Quoted Prices)	Observable Inputs)	Totals
Common Stock (2)	$312,190	$-	$312,190
Exchange-Traded Funds (2)	6,089,175	-	6,089,175
Put Options Purchased	5,670	-	5,670
Money Market Funds	594,583	-	594,583
Total Assets	$7,001,618	$-	$7,001,618

Derivative Instruments – Liabilities		Level 2
	Level 1	(Other Significant
Security Classification (1)	(Quoted Prices)	Observable Inputs)	Totals
Call Options Written	$263,010	$-	$263,010
Put Options Written	476,280	-	476,280
Total Liabilities	$739,290	$-	$739,290

WP International Companies Income Plus Fund
Financial Instruments – Assets

Security Classification (1)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Exchange-Traded Funds (2)	$10,070,158	$-	$10,070,158
Put Options Purchased	9,345	-	9,345
Money Market Funds	344,444	-	344,444
Total Assets	$10,423,947	$-	$10,423,947

WP Trust WP Family of Funds NOTES TO THE SCHEDULES OF INVESTMENTS February 28, 2018 (Unaudited)
WP International Companies Income Plus Fund Derivative Instruments – Liabilities		Level 2
	Level 1	(Other Significant
Security Classification (1)	(Quoted Prices)	Observable Inputs)	Totals
Call Options Written	$430,380	$-	$430,380
Put Options Written	784,980	-	784,980
Total Liabilities	$1,215,360	$-	$1,215,360

WP Income Plus Fund
Financial Instruments – Assets

Security Classification (1)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Closed-End Funds (2)	$686,193	$-	$686,193
Exchange-Traded Funds (2)	15,867,682	-	15,867,682
Put Options Purchased	19,635	-	19,635
Money Market Funds	71,360	-	71,360
Total Assets	$16,644,870	$-	$16,644,870

Derivative Instruments – Liabilities		Level 2
	Level 1	(Other Significant
Security Classification (1)	(Quoted Prices)	Observable Inputs)	Totals
Call Options Written	$741,210	$-	$741,210
Put Options Written	1,323,000	-	1,323,000
Total Liabilities	$2,064,210	$-	$2,064,210

(1)	As of and during the three month period ended February 28, 2018, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	All closed-end funds (“CEFs”) and exchange traded funds (“ETFs”) held in the Funds are Level 1 securities. For a detailed break-out of CEFs and ETFs by investment type, please refer to the Schedules of Investments.

There were no transfers into and out of any Level during the three month period ended February 28, 2018. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

Options – The Funds’ option strategies consist of selling and purchasing put and call options on equity indexes, bond indexes and ETFs. The sale of put options generates income for the Funds, but exposes them to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premiums paid by the Funds for the options. The sale of call options generates income for the Funds, but may limit the Funds’ participation in equity market gains. The Funds’ investment adviser seeks to reduce the overall volatility of returns for the Funds by managing a portfolio of options. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss on investment transactions.

WP Trust

WP Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS

February 28, 2018 (Unaudited)

Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the investment adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling put options on equity securities, the Funds give up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold put options, but continue to bear the risk of declines in the value of underlying securities held by the Funds. The Funds will receive a premium from the purchaser of a covered call option sold, which they retain whether or not the option is exercised. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Exchange-Traded and Closed-End Funds – The Funds may invest in ETFs and CEFs. ETFs and CEFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF and CEF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs and CEFs. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and CEFs in which a Fund invests in addition to a Fund's direct fees and expenses. Also, with respect to dividends paid by the ETFs and CEFs, it is possible for these dividends to exceed the underlying investments' taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

The Funds may invest a significant portion of their assets in shares of one or more Investment Companies (i.e., ETFs). From time to time, the Funds may invest greater than 25% of their net assets in one security. As of February 28, 2018, the iShares Russell 2000 ETF represented 98.17% of the Smaller Companies Fund's net assets, the iShares MSCI EAFE ETF represented 98.39% of the International Companies Fund's net assets and the iShares iBoxx $ High Yield Corporate Bond ETF and the SPDR Bloomberg Barclays High Yield Bond ETF represented 75.44% and 33.59% of the Income Fund's net assets, respectively. Additional information for these securities, including their financial statements, is available from the Securities and Exchange Commission's website at www.sec.gov.

Derivative Transactions

As of February 28, 2018, portfolio securities were held in escrow by the custodian as cover for options written by the Funds with values as follows:

Value
WP Smaller Companies Income Plus Fund	$6,230,985
WP International Companies Income Plus Fund	10,070,158
WP Income Plus Fund	16,553,875

The average monthly notional value of options contracts purchased and written by each Fund during the three month period ended February 28, 2018 were as follows:

WP Smaller Companies Income Plus Fund	Average Notional Value
Put Options Purchased	$22,650,875
Call Options Written	5,414,375
Put Options Written	12,304,375

WP International Companies Income Plus Fund	Average Notional Value
Put Options Purchased	$37,683,375
Call Options Written	8,813,750
Put Options Written	20,463,750

WP Trust

WP Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS

February 28, 2018 (Unaudited)

WP Income Plus Fund	Average Notional Value
Put Options Purchased	$77,819,750
Call Options Written	15,126,875
Put Options Written	34,106,250

As of February 28, 2018, the Statements of Assets and Liabilities included the following financial derivative instrument fair values:

WP Smaller Companies Income Plus Fund
Assets	Equity Contracts	Total
Put options purchased, at value	$5,670	$5,670
Total Assets	$5,670	$5,670

Liabilities	Equity Contracts	Total
Call options written, at value	$263,010	$263,010
Put options written, at value	476,280	476,280
Total Liabilities	$739,290	$739,290

WP International Companies Income Plus Fund
Assets	Equity Contracts	Total
Put options purchased, at value	$9,345	$9,345
Total Assets	$9,345	$9,345

Liabilities	Equity Contracts	Total
Call options written, at value	$430,380	$430,380
Put options written, at value	784,980	784,980
Total Liabilities	$1,215,360	$1,215,360

WP Income Plus Fund
Assets	Equity Contracts	Total
Put options purchased, at value	$19,635	$19,635
Total Assets	$19,635	$19,635

Liabilities	Equity Contracts	Total
Call options written, at value	$741,210	$741,210
Put options written, at value	1,323,000	1,323,000
Total Liabilities	$2,064,210	$2,064,210

WP Trust

WP Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS

February 28, 2018 (Unaudited)

For the three month period ended February 28, 2018 for the Funds, financial derivative instruments had the following effect on the Statements of Operations:

WP Smaller Companies Income Plus Fund
Net change in unrealized appreciation (depreciation) on:	Equity Contracts	Total
Put options purchased	$(5,241)	$(5,241)
Call options written	212,321	212,321
Put option written	(185,204)	(185,204)
	$21,876	$21,876

Net realized loss on:	Equity Contracts	Total
Put options purchased	$62,489	$62,489
Call options written	(330,960)	(330,960)
Put option written	175,185	175,185
	$(93,286)	$(93,286)

WP International Companies Income Plus Fund
Net change in unrealized appreciation (depreciation) on:	Equity Contracts	Total
Put options purchased	$(8,718)	$(8,718)
Call options written	345,581	345,581
Put option written	(306,679)	(306,679)
	$30,184	$30,184

Net realized gain (loss) on:	Equity Contracts	Total
Put options purchased	$103,550	$103,550
Call options written	(516,772)	(516,772)
Put option written	293,158	293,158
	$(120,064)	$(120,064)

WP Income Plus Fund
Net change in unrealized appreciation (depreciation) on:	Equity Contracts	Total
Put options purchased	$(18,374)	$(18,374)
Call options written	598,371	598,371
Put option written	(506,061)	(506,061)
	$73,936	$73,936

Net realized gain (loss) on:	Equity Contracts	Total
Put options purchased	$214,708	$214,708
Call options written	(907,330)	(907,330)
Put option written	488,764	488,764
	$(203,858)	$(203,858)

WP Trust

WP Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS

February 28, 2018 (Unaudited)

The following tables present the Funds’ asset and liability derivatives available for offset under a master netting arrangement net of collateral pledged as of February 28, 2018.

WP Smaller Companies Income Plus Fund:
Assets:	Gross Amounts of Assets Presented in the Statements of Assets & Liabilities
Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Pledged	Cash Collateral Received	Net Amount of Assets
Options Purchased Contracts	$ 5,670 (1)	$-	$ 5,670 (1)	$ 5,670 (2)	$-	$-
Total	$ 5.670 (1)	$-	$ 5,670 (1)	$ 5,670 (2)	$-	$-

Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount of Liabilities
Options Written Contracts	$ 739,290 (3)	$-	$ 739,290 (3)	$ 639,741 (2)	$99,549	$-
Total	$ 739,290 (3)	$-	$ 739,290 (3)	$ 639,741 (2)	$99,549	$-

WP International Companies Income Plus Fund:
Assets:	Gross Amounts of Assets Presented in the Statements of Assets & Liabilities
Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Pledged	Cash Collateral Received	Net Amount of Assets
Options Purchased Contracts	$ 9,345 (1)	$-	$ 9,345 (1)	$ 9,345 (2)	$-	$-
Total	$ 9,345 (1)	$-	$ 9,345 (1)	$ 9,345 (2)	$-	$-

WP Trust

WP Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS

February 28, 2018 (Unaudited)

WP International Companies Income Plus Fund:
Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount of Liabilities
Options Written Contracts	$ 1,215,360 (3)	$-	$ 1,215,360 (3)	$ 1,012,887 (2)	$202,473	$-
Total	$ 1,215,360 (3)	$-	$ 1,215,360 (3)	$ 1,012,887 (2)	$202,473	$-

WP Income Plus Fund:
Assets:	Gross Amounts of Assets Presented in the Statements of Assets & Liabilities
Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Pledged	Cash Collateral Received	Net Amount of Assets
Options Purchased Contracts	$ 19,635 (1)	$-	$ 19,635 (1)	$ 19,635 (2)	$-	$-
Total	$ 19,635(1)	$-	$ 19,635 (1)	$ 19,635 (2)	$-	$-

Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount of Liabilities
Options Written Contracts	$ 2,064,210 (3)	$-	$ 2,064,210 (3)	$ 2,059,774 (2)	$4,436	$-
Total	$ 2,064,210 (3)	$-	$ 2,064,210 (3)	$ 2,059,774 (2)	$4,436	$-

(1)	Purchased options at value as presented in the Funds’ Schedules of Purchased Options.
(2)	The amounts are limited to the derivative liability balances and accordingly do not include excess collateral pledged.
(3)	Written options at value as presented in the Funds’ Schedules of Written Options.

WP Trust

WP Family of Funds

NOTES TO THE SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments February 28, 2018 were as follows:

	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation (Depreciation)
WP Smaller Companies Income Plus Fund	$5,823,458	$1,242,973	$(64,813)	$1,178,160
WP International Companies Income Plus Fund	8,896,798	1,536,249	(9,100)	1,527,149
WP Income Plus Fund	16,499,269	370,526	(224,925)	145,601

The difference between book basis and tax basis unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on 1256 contracts.

Item 2.	Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WP Trust

By:	/s/ Charles S. Stoll
Name:	Charles S. Stoll
Title:	Principal Executive Officer
Date:	April 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles S. Stoll
Name:	Charles S. Stoll
Title:	Principal Executive Officer
Date:	April 25, 2018

By:	/s/ Justin Thompson
Name:	Justin Thompson
Title:	Principal Financial Officer
Date:	April 25, 2018